Related Party Transactions - Summary of Expenses Charged by Our Parent (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Interest expense	$ 462	$ 470
Cost of sales [Member]
Related Party Transaction [Line Items]
Royalty expense	752	837
Interest expense [Member]
Related Party Transaction [Line Items]
Interest expense	445	471
General and administrative expense [Member]
Related Party Transaction [Line Items]
Rent expense	317	335
Other expenses	$ 97	$ 54